5. GROUP STRUCTURE (Details 8) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Share capital	$ 1,874	$ 2,080
Profit (loss) for the year	10,808	14,249	$ 3,625
Total equity	$ 67,683	$ 74,270	$ 60,646	$ 45,666
Joint Venture 1
Disclosure of joint ventures [line items]
Joint venture name	CIESA (1)
Main activity	Investment
Share capital	$ 639
Profit (loss) for the year	5,871
Total equity	$ 16,748
Direct and indirect participation	50.00%
Joint Venture 2
Disclosure of joint ventures [line items]
Joint venture name	Citelec (2)
Main activity	Investment
Share capital	$ 556
Profit (loss) for the year	1,531
Total equity	$ 7,481
Direct and indirect participation	50.00%
Joint Venture 3
Disclosure of joint ventures [line items]
Joint venture name	Greenwind
Main activity	Generation
Share capital	$ 5
Profit (loss) for the year	(824)
Total equity	$ (408)
Direct and indirect participation	50.00%
Associate 1
Disclosure of joint ventures [line items]
Share capital	$ 92
Profit (loss) for the year	(113)
Total equity	$ 968
Associate name	Refinor
Main activity	Refinery
Direct and indirect participation	28.50%